Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible assets

15.	Intangible assets

Intangible assets acquired separately are measured at cost, less amortization and impairment losses, if any. Internally generated intangible assets, excluding capitalized software development costs, are recognized as expenses when incurred.

Intangible assets consist mainly of software acquired from third parties, software developed for internal use, commercial rights (stores’ rights of use), customer lists and brands.

Intangible assets with definite useful lives are amortized by the straight-line method. The amortization period and method are reviewed, at least, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

Software development costs recognized as assets are amortized over their useful lives (5 to 10 years), beginning the amortization when the assets become operational.

Intangible assets with indefinite useful lives are not amortized, but tested for impairment at the end of each reporting period or whenever there are indications that their carrying amount may be impaired either individually or at the level of the cash-generating unit. The assessment is reviewed annually to determine whether the indefinite life assumption remains appropriate. Otherwise, the useful life is changed prospectively from indefinite to definite.

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the Statements of Income in the year the asset is derecognized.

	Balance at 12.31.2022	Additions	Impairment	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer	Deconsolidation Éxito (*)	Balance at 12.31.2023

Goodwill	541	-	-	-	-	-	19	-	(19)	541
Tradename	5	6	-	-	(5)	-	312	-	(318)	-
Commercial rights (note 15.2)	48	-	-	-	-	-	(1)	-	-	47
Software	1,073	151	-	(275)	(4)	-	14	133	(28)	1,064
	1,667	157	-	(275)	(9)	-	344	133	(365)	1,652
Lease-right of use:
Right of use Paes Mendonça	305	-	-	(32)	(60)	97	-	-	-	310
Software	14	-	-	(3)	-	-	-	-	-	11
	319	-	-	(35)	(60)	97	-	-	-	321
Total	1,986	157	-	(310)	(69)	97	344	133	(365)	1,973

(*)	See Note nº 1.2

	Balance at 12.31.2021	Additions	Impairment	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer	Assets held for sale or distribution (*)	Balance at 12.31.2022

Goodwill	729	-	-	-	-	-	(40)	-	(148)	541
Tradename	3,385	-	(19)	-	-	-	(686)	-	(2,675)	5
Commercial rights (note 15.2)	54	-	-	(4)	-	-	-	4	(6)	48
Software	1,144	230	-	(268)	(2)	-	(28)	125	(128)	1,073
	5,312	230	(19)	(272)	(2)	-	(754)	129	(2,957)	1,667
Lease-right of use:
Right of use Paes Mendonça	413	-	-	(47)	(78)	20	-	(3)	-	305
Software	28	-	-	(3)	(11)	-	-	-	-	14
	441	-	-	(50)	(89)	20	-	(3)	-	319
Total	5,753	230	(19)	(322)	(91)	20	(754)	126	(2,957)	1,986

(*)	See Note nº 1.2

	Balance at 12.31.2023			Balance at 12.31.2022
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net

Goodwill	541	-	541	541	-	541
Tradename	-	-	-	5	-	5
Commercial rights (note 15.2)	49	(2)	47	49	(1)	48
Software	2,376	(1,312)	1,064	2,116	(1,043)	1,073
	2,966	(1,314)	1,652	2,711	(1,044)	1,667
Lease-right of use:
Right of use Paes Mendonça(*)	514	(204)	310	478	(173)	305
Software	120	(109)	11	120	(106)	14
	634	(313)	321	598	(279)	319
Total intangibles	3,600	(1,627)	1,973	3,309	(1,323)	1,986

(*)	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.

15.1.	Impairment assessment on intangible assets with indefinite useful life, including goodwill

The impairment test of intangibles uses the same practices described in Note 14 Property and equipment.

For impairment testing purposes, goodwill acquired through business combinations and tradenames (brands) with indefinite life were allocated to a group of cash generating units, which correspond to our operating segments, used to be Brazilian retail and Éxito Group.

CGU’s recoverable value is calculated using the value in use based on estimated cash flow based on financial budgets approved by Board of Directors for the next five years. Revenues were projected considering historical sales and inflation projections, without considering expansion. Gross profit and operating expenses were projected considering the historical percentage adjusted with operating gains, efficiency and inflation expectations. Working capital considers the operational improvement in days of cost of goods sold. The investments (CAPEX) necessary to maintain the UGCs were based on the investment plan for the year 2024 and the average long-term investment history. The nominal discount rate applied to cash flow projections is 8.4% (11.7% in 2022), and cash flows that exceed the five-year period are extrapolated using a growth rate of 5.7% (5.4% on December 31, 2022). As a result of this analysis, no need to record a provision for impairment of these assets was identified. Based on this analysis no impairment charges were recorded.

Sensitivity analysis

Based on the probable scenario, a sensitivity analysis was made for a 0.5 percentage points increase / decrease in the discount rate and growth rate. In any combination, the value of the segment's cash flow is higher than its book value. As a result of this analysis, there was no need to record a provision for impairment of these assets.

15.2.	Commercial right

Commercial rights are the right to operate the stores under acquired rights, or through business combinations.

Commercial rights are considered recoverable either through the expected cash flows of the related store or the sale to third parties.

Commercial rights with a defined useful life are tested using the same assumptions for the Company's impairment test, following the term of use of these assets.

15.3.	Additions to intangible assets for cash flow presentation purposes:

	2023	2022

Additions	157	230
Intangible assets financing - Addition	-	(2)
Total	157	228